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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 1999

Check here if Amendment  [  ]                    Amendment No.:    _______
         This Amendment (Check only one):        [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:        Amelia Peabody Foundation
Address:     One Hollis Street
             Wellesley, MA 02482

Form 13F File Number:     028-05989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
Title:   Trustee
Phone:   781-237-6468

Signature, place and date of signing:

/s/ Margaret St. Clair     Wellesley, Massachusetts   January 18, 2001
Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          5

Form 13F Information Table Entry Total:     72

Form 13F Information Table Value Total:     $ 104,990 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No. Name

1.       28-05999          Bayard D. Waring
2.       28-05991          Margaret N. St. Clair
3.       28-05993          Philip B. Waring
4.       28-05995          Deborah Carlson
5.       28-05997          Thomas B. St. Clair


                                      -2-


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                           FORM 13F INFORMATION TABLE

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
COLUMN 1             COLUMN 2      COLUMN 3       COLUMN 4        COLUMN 5         COLUMN 6         COLUMN 7          COLUMN 8

Name of Issuer    Title of Class    CUSIP           Value     Shrs or   Sh/ Put/  Investment          Other         Voting Authority
                                                  (X $1000)   Prn Amt   Prn Call  Discretion        Managers     Sole   Shared  None

Amerigas Partners
Common Units       Common          030975106          557     30,000      SH    Shared - Other    1, 2, 3, 4, 5    30,000

American
International      Common          026874107        3,043     35,000      SH    Shared - Other    1, 2, 3, 4, 5    35,000

America Online     Common          02364J104        2,081     20,000      SH    Shared - Other    1, 2, 3, 4, 5    20,000

Apple Computer     Common          037833100          950     15,000      SH    Shared - Other    1, 2, 3, 4, 5    15,000

Applied
Material Inc       Common          038222105        2,331     30,000      SH    Shared - Other    1, 2, 3, 4, 5    30,000

AT&T Corp          Common          001957109        1,305     30,000      SH    Shared - Other    1, 2, 3, 4, 5    30,000
Avalonbay Comms
8.96% Series G
Prfd               Preferred       053484606          234     10,000      SH    Shared - Other    1, 2, 3, 4, 5    10,000

Berkshire Energy   Common          084644103          513     20,000      SH    Shared - Other    1, 2, 3, 4, 5    20,000
Blackrock 2001
Term Trust Inc     Common          092477108          495     55,000      SH    Shared - Other    1, 2, 3, 4, 5    55,000

Bristol-Meyers
Squibb             Common          110122108        2,700     40,000      SH    Shared - Other    1, 2, 3, 4, 5    40,000
Buckeye Partners
L P
Unit LTD
Partnership        Common          118230101        2,700    100,000      SH    Shared - Other    1, 2, 3, 4, 5   100,000

Cendant            Common          151313103          888     50,000      SH    Shared - Other    1, 2, 3, 4, 5    50,000
Cendant Corp
Income
Prides 7.5% PFD    Preferred       151313301          727     25,000      SH    Shared - Other    1, 2, 3, 4, 5    25,000
Chase Capital
IV Preferred       Preferred       16147N208          279     12,000      SH    Shared - Other    1, 2, 3, 4, 5    12,000


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Chase Manhattan    Common          16161A108        2,261     30,000      SH    Shared - Other    1, 2, 3, 4, 5    30,000
Chase PFD Cap
Corp
Ser A 8.10% PFD    Preferred       161637202          620     25,000      SH    Shared - Other    1, 2, 3, 4, 5    25,000

Chevron Corp       Common          166751107        1,331     15,000      SH    Shared - Other    1, 2, 3, 4, 5    15,000

Cisco Systems Inc  Common          17275R102        4,799     70,000      SH    Shared - Other    1, 2, 3, 4, 5    70,000

Citigroup          Common          172967101        2,200     50,000      SH    Shared - Other    1, 2, 3, 4, 5    50,000
Conagra Cap L C
9.35%
Ser C Prd          Preferred       20588V406          450     18,000      SH    Shared - Other    1, 2, 3, 4, 5    18,000
Conseco Inc 7%
Conv PFD           Preferred       208464602          277     10,000      SH    Shared - Other    1, 2, 3, 4, 5    10,000
Duff & Phelps
Util &
Corp BD TR         Common          26432K108          464     35,000      SH    Shared - Other    1, 2, 3, 4, 5    35,000

E M C Corp         Common          268648102        3,926     55,000      SH    Shared - Other    1, 2, 3, 4, 5    55,000

Enron Toprs
8.125% Pfd         Preferred       29357P201          602     25,000      SH    Shared - Other    1, 2, 3, 4, 5    25,000

Exxon Corp         Common          302290101        1,520     20,000      SH    Shared - Other    1, 2, 3, 4, 5    20,000
Gables
Residential
Trust
PFD A              Preferred       362418204          199     10,000      SH    Shared - Other    1, 2, 3, 4, 5    10,000

General Electric
Co                 Common          369604103        4,150     35,000      SH    Shared - Other    1, 2, 3, 4, 5    35,000
HL&P Capital
Trust I
8.125%
Tr Pfd Ser A       Preferred       404202202          245     10,000      SH    Shared - Other    1, 2, 3, 4, 5    10,000

Home Depot Inc     Common          437076102        1,716     25,000      SH    Shared - Other    1, 2, 3, 4, 5    25,000

Hospitality Prop.  Common          44106M102          666     30,000      SH    Shared - Other    1, 2, 3, 4, 5    30,000

Intel Corp         Common          458140100        3,716     50,000      SH    Shared - Other    1, 2, 3, 4, 5    50,000

Johnson &
Johnson            Common          478160104          459      5,000      SH    Shared - Other    1, 2, 3, 4, 5    5,000
Kinder Morgan
Energy
Partners KL
Unit LTD           Common          494550106T       3,465     80,000      SH    Shared - Other    1, 2, 3, 4, 5    80,000
Knightsbridge
Tankers LTD        Common          G5299G106          400     25,000      SH    Shared - Other    1, 2, 3, 4, 5    25,000


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Lakehead Pipe
Line
Partners L P
Pref Unit          Common          511557100          639     15,000      SH    Shared - Other    1, 2, 3, 4, 5    15,000

Leviathan Gas
Pipeline           Common          527367205        1,479     65,000      SH    Shared - Other    1, 2, 3, 4, 5    65,000
Liberty Property
Trust SBI          Common          531172104          681     30,000      SH    Shared - Other    1, 2, 3, 4, 5    30,000

Lucent
Technologies
Inc                Common          549463107        1,622     25,000      SH    Shared - Other    1, 2, 3, 4, 5    25,000

MCI Worldcom,
Inc.               Common          55268B106        3,594     50,000      SH    Shared - Other    1, 2, 3, 4, 5    50,000

Media One
Group              Common          58440J104          683     10,000      SH    Shared - Other    1, 2, 3, 4, 5    10,000

Microsoft          Common          594918104        3,623     40,000      SH    Shared - Other    1, 2, 3, 4, 5    40,000

Microsoft
Corp PFD           Preferred       594918203        1,027     10,200      SH    Shared - Other    1, 2, 3, 4, 5    10,200
Midland Bank
PLC
Sponsored ADR
Unit 1             Common          597433309          735     30,000      SH    Shared - Other    1, 2, 3, 4, 5    30,000

Mobil Corp         Common          607059102        2,015     20,000      SH    Shared - Other    1, 2, 3, 4, 5    20,000
Natl Australia
Bank Ltd
Sponsored ADR      Common          632525408        1,107     15,000      SH    Shared - Other    1, 2, 3, 4, 5    15,000

Nokia Corp.        Common          654902204        2,247     25,000      SH    Shared - Other    1, 2, 3, 4, 5    25,000

Oracle             Common          68389X105        1,593     35,000      SH    Shared - Other    1, 2, 3, 4, 5    35,000

Pacificorp         Common          695114108          201     10,000      SH    Shared - Other    1, 2, 3, 4, 5    10,000

PaineWebber        Common          695629105          544     15,000      SH    Shared - Other      1,2,3,4,5      15,000
Pimco Advisors
Holdings L P       Common          69338P102        2,205     70,000      SH    Shared - Other    1, 2, 3, 4, 5    70,000
Plum Creek
Timber Co Inc.     Common          729251108          941     30,000      SH    Shared - Other    1, 2, 3, 4, 5    30,000
PP&L Cap Tr Tr
Originated Pfd
Secs               Preferred       693497208          361     15,000      SH    Shared - Other    1, 2, 3, 4, 5    15,000

Proctor &
Gamble Co          Common          742718109        1,875     20,000      SH    Shared - Other    1, 2, 3, 4, 5    20,000
Public Storage
Inc
Depositary PSA
Sh                 Preferred       74460D828          225     10,000      SH    Shared - Other    1, 2, 3, 4, 5    10,000


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PWG Capital
Trust II
8.08% PFD          Preferred       69366F208          362     15,000      SH    Shared - Other    1, 2, 3, 4, 5    15,000

Royal Bank of
Scotland           Preferred       780097853          500     20,000      SH    Shared - Other    1, 2, 3, 4, 5    20,000

Schering
Plough Corp        Common          806605101        1,527     35,000      SH    Shared - Other    1, 2, 3, 4, 5    35,000
Shop At Home
Inc Ser
A PFD              Preferred       825066400            9       692       SH    Shared - Other    1, 2, 3, 4, 5     692
SJG Cap TR
PFD Secs
8.35%              Preferred       78427Q202          474     20,000      SH    Shared - Other    1, 2, 3, 4, 5    20,000

Staples Inc.       Common          855030102          545     25,000      SH    Shared - Other    1, 2, 3, 4, 5    25,000

State Street
Corp               Common          857477103        3,231     50,000      SH    Shared - Other    1, 2, 3, 4, 5    50,000

Sun Microsystems
Inc                Common          866810104        2,790     30,000      SH    Shared - Other    1, 2, 3, 4, 5    30,000

Tellabs            Common          879664100        2,562     45,000      SH    Shared - Other    1, 2, 3, 4, 5    45,000

Texaco Inc.        Common          881694103        1,578     25,000      SH    Shared - Other    1, 2, 3, 4, 5    25,000

Texas
Instruments        Common          882508104        3,290     40,000      SH    Shared - Other    1, 2, 3, 4, 5    40,000

Time Warner        Common          887315109        1,823     30,000      SH    Shared - Other    1, 2, 3, 4, 5    30,000

Tyco               Common          902124106        3,614     35,000      SH    Shared - Other    1, 2, 3, 4, 5    35,000
UDS Capital
I G
Preferred
SEC 8.32%          Preferred       902655208          525     25,000      SH    Shared - Other    1, 2, 3, 4, 5    25,000

Union Planters     Common          908068109          815     20,000      SH    Shared - Other    1, 2, 3, 4, 5    20,000

UnumProvident      Preferred       91529Y205          248     10,000      SH    Shared - Other    1, 2, 3, 4, 5    10,000

Wells Fargo        Common          949746101          991     25,000      SH    Shared - Other    1, 2, 3, 4, 5    25,000

Young &
Rubicam            Common          987425105          440     10,000      SH    Shared - Other    1, 2, 3, 4, 5    10,000
                                                  104,990
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